Consolidated Statement of Changes in Equity - AUD ($)	Issued capital	Reserve	Accumulated losses	Total
Balance at Jun. 30, 2023	$ 26,608,227		$ (7,949,735)	$ 18,658,492
Loss after income tax expense for the period			(1,685,644)	(1,685,644)
Other comprehensive income for the period, net of tax
Total comprehensive loss for the period			(1,685,644)	(1,685,644)
Balance at Dec. 31, 2023	26,608,227		(9,635,379)	16,972,848
Balance at Jun. 30, 2024	26,608,227		(11,495,930)	15,112,297
Loss after income tax expense for the period			(3,304,359)	(3,304,359)
Other comprehensive income for the period, net of tax
Total comprehensive loss for the period			(3,304,359)	(3,304,359)
Contributions of equity, net of transaction costs (note 21)	6,985,825			6,985,825
Balance at Dec. 31, 2024	$ 33,594,052		$ (14,800,289)	$ 18,793,763